Shareholder Fees - Institutional Z - Harding Loevner International Equity Portfolio - Institutional Class Z	Feb. 28, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	none